Property and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property and equipment
Property and equipment

14.Property and equipment

During the six months ended June 30, 2023, the Group acquired property and equipment with a cost of 220 (six months ended June 30, 2022: 584). No property and equipment was acquired in the process of acquisition of subsidiaries (six months ended June 30, 2022: 68). The assets with the cost of 11 were disposed of by the Group during the six months ended June 30, 2023 (six months ended June 30, 2022: 0).

14.Property and equipment

	Computer	Furniture, fixtures
	hardware	and office equipment	Total
Cost
Balance at January 1, 2021	111	151	262
Additions	937	162	1,099
Acquisitions through business combinations	287	259	546
Disposals	(58)	(2)	(60)
Balance at December 31, 2021	1,277	570	1,847
Depreciation
Balance at January 1, 2021	42	49	91
Depreciation for the year	327	105	432
Disposals	(26)	(2)	(28)
Balance at December 31, 2021	343	152	495
Carrying amounts
Balance at December 31, 2021	934	417	1,352

	Computer	Furniture, fixtures
	hardware	and office equipment	Total
Cost
Balance at January 1, 2022	1,277	570	1,847
Additions	875	119	994
Acquisitions through business combinations	64	4	68
Disposals	(661)	(204)	(865)
Disposals through the sale of subsidiaries	(939)	(208)	(1,147)
Effect of foreign exchange rates	186	43	229
Balance at December 31, 2022	802	324	1,126
Depreciation
Balance at January 1, 2022	343	152	495
Depreciation for the period	424	99	523
Disposals	(318)	(92)	(410)
Disposals through the sale of subsidiaries	(303)	(41)	(344)
Effect of foreign exchange rates	68	8	76
Balance at December 31, 2022	214	126	340
Carrying amounts
Balance at December 31, 2022	588	197	786